Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Cash and Cash Equivalents
3B.	Cash and cash equivalents consist of the following:

	As at March 31,
	2023		2023		2022

	(In millions)
Cash balances	US$	0.9	Rs.	77.2	Rs.	114.7
Balances with banks (including deposits with original maturity of up to three months)		3,879.7		318,792.3		381,475.4

Total	US$	3,880.6	Rs.	318,869.5	Rs.	381,590.1